Note 27 - Loans and Borrowings - Loans (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 20, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Balance at January 1		$ 1,486	$ 2,987
- Capital		(1,500)	(1,500)
- Interest		(58)	(156)
Proceeds from borrowings, classified as financing activities	$ 6,000	6,000		3,000
Transaction cost	$ (60)	(60)		(73)
Interest		92	155	60
Balance at December 31		5,960	1,486	2,987
Long-term portion of term loan facility		5,960		1,577
Short-term portion of term loan facility			$ 1,486	$ 1,410